Contingencies	12 Months Ended
Dec. 02, 2012
Contingencies
Contingencies

Note 20: Contingencies

  Product Warranty Claims

        During fiscal 2012, the Company identified a manufacturing defect with respect to certain of its foundation units that were sold to certain customers during the 2008 through 2011 fiscal years. The Company plans to repair or replace these defective foundation units and is expected to incur costs of $1.6 million related to the replacement products, and charges for transportation and labor. This expense was recorded as a component of cost of goods sold in the accompanying Condensed Consolidated Statement of Operations.

  Legal Proceedings

        On July 19, 2012, a purported shareholder of the Company filed a shareholder derivative complaint in the Court of Chancery of the State of Delaware against the members of the Company's Board of Directors (the "Board"), styled Plourde, v. Rogers et al., Civ. Action No. 7709-VCP. The complaint alleges that the Board and certain executive officers had breached their fiduciary duty to the Company from at least April 2009 through the present by acting in the interests of Kohlberg Kravis & Roberts & Co. L.P. ("KKR"), the Company's largest shareholder, instead of in the interests of the Company. The complaint alleges that the Board allowed the Company to pay unreasonable fees to KKR's in-house consulting firm, caused the Company to make misstatements and omissions about its financial results and relationship with KKR, and changed director and officer compensation arrangements to align with KKR's interests. The complaint alleges that three of the current members of the Board are directly affiliated with KKR, and that other Board members are not independent. The complaint seeks unspecified damages and asserts against the Board claims for: (1) breach of the duty of candor/disclosure, (2) breach of the duty to oversee the Company, and (3) gross mismanagement. On January 29, 2013, the Delaware Court of Chancery granted a Notice and Order of Dismissal submitted by the plaintiff, which dismissed without prejudice this derivative case.

        Six purported class action lawsuits have been filed relating to the Merger. One suit was filed in North Carolina state court and five were filed in the Delaware Court of Chancery by purported stockholders of the Company against the Company, the Company's directors, the Silver Lightning Merger Company ("Sub"), and Tempur-Pedic. Justewicz v. Sealy Corp., et al. ("North Carolina Action") was filed on October 3, 2012, in the General Court of Justice, Superior Court Division in North Carolina ("North Carolina Court"). On November 13, 2012, the Delaware Court of Chancery consolidated all five Delaware actions into a single action, now styled as In re Sealy Corporation Shareholder Litigation ("Delaware Action"). Plaintiff in the North Carolina Action and plaintiffs in the Delaware Action allege, among other things, that the defendants have breached their fiduciary duties to the Company's stockholders and that the Company, Sub and Tempur-Pedic aided and abetted the Company's directors' alleged breach of fiduciary duties. The complaints also claim that the Merger Consideration is inadequate, that the Merger Agreement contains unfair deal protection provisions, that the Company's directors are subject to conflicts of interests, and that the Preliminary Information Statement filed by the Company on October 30, 2012, omits material information concerning the negotiation process leading to the proposed transaction and the valuation of the Company.

        On October 12, 2012, plaintiff in the North Carolina Action brought a Motion for Expedited Discovery and for a Hearing and Briefing Schedule on Plaintiff's Motion for a Preliminary Injunction. On October 24, 2012, defendants in the North Carolina Action brought a Motion to Stay the North Carolina Action in favor of the Delaware Action. On November 7, 2012, the North Carolina Action plaintiff amended his complaint to add allegations claiming that the Preliminary Information Statement filed by the Company on October 30, 2012, did not provide sufficient information. Following briefing and a hearing on November 8, 2012, the North Carolina Court stayed the North Carolina Action.

        On November 19, 2012, plaintiffs in the Delaware Action filed a consolidated amended complaint, a motion for expedited proceedings, and a motion for a preliminary injunction.

        The Company believes that the allegations in these lawsuits are entirely without merit. On January 22, 2013, solely to avoid the burden, expense and uncertainties inherent in litigation, and without admitting any liability or wrongdoing, the parties to the Delaware Action entered into a memorandum of understanding setting forth an agreement-in-principle providing for a settlement of the Delaware Action (the "Proposed Settlement"). In connection with the Proposed Settlement, the Company agreed to include certain supplemental disclosures in an amended information statement. The Proposed Settlement provides for the release of all claims by Company stockholders concerning the Merger Agreement, the Merger, and the disclosures made in connection with the Merger, including all claims that were asserted or could have been asserted in the Delaware Action and the North Carolina Action. The Proposed Settlement does not provide for the payment of additional monetary consideration to Company stockholders and the Proposed Settlement does not affect the rights of any Company stockholder to seek appraisal pursuant to Section 262 of the Delaware General Corporation Law. The Proposed Settlement is subject to definitive documentation and approval by the Delaware Court of Chancery.

        In March 2012, Hernandez et al v. Sealy Mattress Manufacturing Co. was filed in Superior Court in California with respect to some allegations of improper wage and hour calculations in accordance with California state law. The Company is vigorously defending this lawsuit and it is too early to determine a potential liability related to this action as there has been little discovery and the matter has not yet been presented for class certification.

  Environmental

        The Company is currently conducting an environmental cleanup at a formerly owned facility in South Brunswick, New Jersey pursuant to the New Jersey Industrial Site Recovery Act. The Company and one of its subsidiaries are parties to an Administrative Consent Order issued by the New Jersey Department of Environmental Protection. Pursuant to that order, the Company and its subsidiary agreed to conduct soil and groundwater remediation at the property. The Company does not believe that its manufacturing processes were the source of contamination. The Company sold the property in 1997. The Company and its subsidiary retained primary responsibility for the required remediation. Previously, we removed and disposed of contaminated soil from the site with the New Jersey Department of Environmental Protection approval, the Company has installed a groundwater remediation system on the site. During 2005, with the approval of the New Jersey Department of Environmental Protection, the Company removed and disposed of sediment in Oakeys Brook adjoining the site. The Company continues to monitor ground water at the site. During 2012, with the approval of the New Jersey Department of Environmental Protection, the Company commenced the removal and disposal of additional contaminated soil from the site. The Company has recorded a reserve as a component of other accrued expenses and other noncurrent liabilities in the accompanying Consolidated Balance Sheets as of December 2, 2012 for $1.6 million ($2.0 million prior to discounting at 4.75%) associated with this remediation project.

        The Company is also remediating soil and groundwater contamination at an inactive facility located in Oakville, Connecticut. Although the Company is conducting the remediation voluntarily, it obtained Connecticut Department of Environmental Protection approval of the remediation plan. The Company has completed essentially all soil remediation under the remediation plan and is currently monitoring groundwater at the site. The Company identified cadmium in the ground water at the site and removed the contaminated soil and rock from the site during fiscal 2007. In December 2012, the Company received from the Connecticut Department of Energy and Environmental Protection approval of the Company's closure report for the upper parcel of the Company's Oakville, Connecticut site. The Company has recorded a liability of approximately $0.1 million associated with the additional work and ongoing monitoring. The Company believes the contamination is attributable to the manufacturing operations of previous unaffiliated occupants of the facility.

        While the Company cannot predict the ultimate timing or costs of the South Brunswick and Oakville environmental matters, based on facts currently known, the Company believes that the accruals recorded are adequate and does not believe the resolution of these matters will have a material effect on the financial position or future operations of the Company; however, in the event of an adverse decision by the agencies involved, or an unfavorable result in the New Jersey natural resources damages matter, these matters could have a material adverse effect.

        In 1998, the Company sold an inactive facility located in Putnam, Connecticut. During 2012, the Company received a letter from the attorney for the current owner of that property claiming that Sealy may have some responsibility for an environmental condition on the property. The Company has requested additional information on this matter and is awaiting receipt of that information.

        During fiscal 2010, the Company was assessed $8.0 million by the Brazilian government for the failure to provide certain income tax filings. Due to the accumulated net operating losses in this jurisdiction, the Company's exposure is expected to be limited. At December 2, 2012, the Company had recorded a reserve of $1.0 million related to the expected requirement to pay certain sales tax, fees and penalties associated with this assessment as a component of accrued expenses.

        As of December 2, 2012, the Company had been notified of several outstanding contingencies related to the disposition of its European operations in fiscal 2010. See Note 13 for further details.